Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Debt
Long-Term Debt Outstanding
December 31 (in millions)	Weighted-Average Interest Rate as of December 31, 2012		2012	2011
Commercial paper	N/A		$-	$550
Senior notes with maturities of 5 years or less	5.858	%(c)	12,991	11,347
Senior notes with maturities between 6 and 10 years	5.379%		10,334	10,689
Senior notes with maturities greater than 10 years(a)	6.007%		16,801	16,115
Other, including capital lease obligations	–		332	608
Total debt	5.60	%(b)	40,458	39,309
Less: Current portion			2,376	1,367
Long-term debt			$38,082	$37,942
(a) For both the December 31, 2012 and 2011 amounts include £625 million of 5.50% notes due 2029 translated at $1 billion, using the exchange rates as of these dates.
(b) Includes the effects of our derivative financial instruments.
(c) The senior notes with maturities of five years or less as of December 31, 2012 were as follows:

Debt Maturities
(in millions)	Weighted-Average Interest Rate
2013	8.081%	$2,346
2014	3.698%	$1,945
2015	5.882%	$3,363
2016	4.474%	$2,791
2017	6.944%	$2,546

Debt Borrowings
2012 Debt Borrowings
Year ended December 31, 2012 (in millions)
Comcast 4.650% senior notes due 2042	$1,250
Comcast 3.125% senior notes due 2022	1,000
NBCUniversal 2.875% senior notes due 2023	1,000
NBCUniversal 4.450% senior notes due 2043	1,000
Comcast 5% senior notes due 2061	288
Other	6
Total	$4,544

Debt Repayments and Repurchases
2012 Debt Repayments and Redemptions
Year ended December 31, 2012 (in millions)
Comcast 7% senior notes due 2055	$1,125
Comcast 6.625% senior notes due 2056	575
Comcast 9.8% senior notes due 2012	553
Universal Orlando 8.875% senior notes due 2015	260
Comcast 10.625% senior subordinated debentures due 2012	202
Universal Orlando 10.875% senior subordinated notes due 2016	146
Other	20
Total	$2,881